Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Total Revenues	$ 1,783,130	$ 246,619
Total Cost of Revenue	944,706	179,938
Gross profit	838,424	66,681
Operating Expenses:
Selling and marketing	73,614	40,225
General and administrative	309,250	275,781
Total operating expenses	382,864	316,006
Income (loss) from operations	455,560	(249,325)
Other Income (Loss):
Interest income, net	89	24
Other expenses, net	(1,059)	(708)
Other loss, net	(970)	(684)
Income (loss) before income taxes	454,590	(250,009)
Income taxes
Net income (loss)	454,590	(250,009)
Other Comprehensive Income (Loss):
Foreign currency translation adjustment	2,202	13,544
Comprehensive income (loss)	$ 456,792	$ (236,465)
Earning (loss) per common share, basic	$ 0.01	$ (0.01)
Earning (loss) per common share, diluted	$ 0.01	$ (0.01)
Weighted average number of shares outstanding, basic	45,512,323	45,000,000
Weighted average number of shares outstanding, diluted	45,512,323	45,000,000
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Revenues	$ 1,195,986	$ 182,584
Total Cost of Revenue	614,569	130,998
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Revenues	587,144	64,035
Total Cost of Revenue	$ 330,137	$ 48,940